                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2016
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2016

SUNAMERICA
Equity Funds

                        Table of Contents


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 10
        PORTFOLIO OF INVESTMENTS.................................... 12
        NOTES TO FINANCIAL STATEMENTS............................... 18

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Equity Funds for the six months ended March 31, 2016. It was a period wherein global equity performance was driven largely by economic conditions, monetary policies of global central banks, concerns surrounding geopolitical events and falling oil prices.

Global equity markets gained ground during the semi-annual period overall, with the MSCI ACWI/*/ returning 5.28% for the six months ended March 31, 2016. However, this solid positive return masks what, during the period, was great volatility.

As the semi-annual period began in October 2015, U.S. and international equities saw a strong rebound following a volatile third quarter of 2015 during which global equities had sold off. U.S. equity markets maintained their focus on the timing of the Federal Reserve's (the "Fed's") initial rate hike. International equities reacted positively to a new Chinese rate cut, hints from the European Central Bank (ECB) that it might ease further and the potential for the Bank of England to delay increasing interest rates following disappointing economic growth there.

International stocks declined in November 2015, though dovish comments from the ECB suggested it was prepared to act to raise Eurozone inflation, which buoyed European equities. Asian developed equity markets were driven lower by disappointing economic data from China. The Bank of Japan kept monetary policy unchanged at its November 2015 policy meeting, despite a contraction of third quarter 2015 GDP that put Japan's economy into a technical recession. U.S. stocks, in contrast, finished November 2015 roughly flat. In December 2015, the Fed finally increased the targeted federal funds rate, its first rate hike since 2006. The Fed's emphasis in its statement on "gradual" adjustments to policy going forward, helped to somewhat calm the markets. Still, divergent global monetary policy remained in focus as the Bank of Japan announced supplementary support for its quantitative and qualitative easing programs.

Early in 2016, global equities experienced a virtually worldwide sell-off, triggered by investor concerns of an intensifying economic slowdown in China and exacerbated by a plunge in oil prices to their lowest level since 2003. The Fed's statement in January 2016 acknowledged the risks from international financial markets and was also somewhat bearish on U.S. economic growth. The ECB emphasized the potential for additional stimulative measures. The Bank of Japan, in a surprise move, introduced a negative interest rate, reaffirming its commitment to achieving a 2% inflation target. This sparked a relief rally in Japan, but the effects were short-lived, as Japanese equities quickly gave up their gains.

Market sentiment appeared to improve in February, as central banks outside the U.S. increasingly acknowledged rising economic risks and sent more dovish signals. For example, the ECB hinted at additional stimulus, while the People's Bank of China signaled further monetary easing and a cut in its reserve requirement ratio for banks. The Fed stressed it was not on a "pre-set" path for rate hikes. U.S. and international equity markets were further supported in the latter half of February 2016 by an oil price recovery, albeit a modest one.

Global equity markets rallied in March 2016, as investor risk tolerance returned, recovering from early calendar year losses. Further, economic news from China improved, U.S. oil production showed signs of slowing, and commodity prices appeared to stabilize. In turn, global equity markets overall posted their strongest gains since October 2015, with the MSCI ACWI returning 7.41% in March 2016. The rally was led by sharp recoveries in emerging markets and by the energy sector, with regional gains led by China, Brazil, Russia and India. After a sustained period of appreciation, the U.S. dollar weakened in March against the euro, Swiss franc, British pound sterling and Japanese yen due to generally tighter financial conditions, mixed U.S. economic data and the Fed's more dovish commentary.

Against this backdrop, international equities, as measured by the MSCI ACWI ex-U.S. (Net)/*/, posted a return of 2.86% in U.S. dollar terms for the six-month period ended March 31, 2016. Japanese equities, as measured by the MSCI Japan Index (Net)/*/, performed similarly, generating a return of 2.22% in U.S. dollar terms for the same period. To compare, U.S. equities, as measured by the S&P 500(R) Index/*/, returned 8.49% for the same six-month period.

On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Equity Funds.

We thank you for being a part of the SunAmerica Equity Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch with us directly at 800-858-8850 or www.safunds.com.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

 Timothy Pettee            Jun Oh                    Timothy Campion
 Andrew Sheridan           Kara Murphy               Jane Bayar



--------
Past performance is no guarantee of future results.

* The Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, comprised of stocks from 46 different countries, including 23 developed and 23 emerging markets. The MSCI ACWI ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 45 developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI Japan Index (Net) is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. Indices are not managed and an investor cannot invest directly in an index.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2016 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2015 and held until March 31, 2016.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended March 31, 2016" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Period Ended March 31, 2016" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended March 31, 2016" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period Ended March 31, 2016" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I the "Expenses Paid During the Period Ended March 31, 2016" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended March 31, 2016" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period Ended March 31, 2016" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2016 -- (unaudited) (continued)

                                                       Actual                                 Hypothetical
                                      ----------------------------------------- -----------------------------------------
                                                                                              Ending Account
                                                    Ending Account Expense Paid                Value using   Expense Paid
                                                     Value Using    During the                a Hypothetical  During the
                                        Beginning       Actual        Period      Beginning     5% Assumed      Period
                                      Account Value   Return at       Ended     Account Value   Return at       Ended
                                      at October 1,   March 31,     March 31,   at October 1,   March 31,     March 31,
Fund                                      2015           2016          2016         2015           2016          2016
----                                  ------------- -------------- ------------ ------------- -------------- ------------
International Dividend Strategy Fund
  Class A#...........................   $1,000.00     $1,027.09       $ 9.63      $1,000.00     $1,015.50       $ 9.57
  Class C#...........................   $1,000.00     $1,024.11       $12.90      $1,000.00     $1,012.25       $12.83
  Class I............................   $1,000.00     $1,028.26       $ 9.03      $1,000.00     $1,016.10       $ 8.97
  Class W#...........................   $1,000.00     $1,030.12       $ 8.63      $1,000.00     $1,016.50       $ 8.57
Japan Fund#
  Class A............................   $1,000.00     $  974.31       $ 9.38      $1,000.00     $1,015.50       $ 9.57
  Class C............................   $1,000.00     $  971.53       $12.57      $1,000.00     $1,012.25       $12.83






                                      Annualized
                                       Expense
Fund                                    Ratio*
----                                  ----------
International Dividend Strategy Fund
  Class A#...........................   1.90%
  Class C#...........................   2.55%
  Class I............................   1.78%
  Class W#...........................   1.70%
Japan Fund#
  Class A............................   1.90%
  Class C............................   2.55%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period Ended March 31, 2016" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended March 31, 2016" and the annualized "Expense Ratio" would have been lower.

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2016 -- (unaudited)

                                                     International
                                                       Dividend
                                                     Strategy Fund   Japan Fund
                                                     -------------  -----------
ASSETS:
Investments at value (unaffiliated)*................ $  94,827,020  $36,991,675
Repurchase agreements (cost approximates value).....     1,053,000      202,000
                                                     -------------  -----------
 Total investments..................................    95,880,020   37,193,675
                                                     -------------  -----------
Cash................................................         2,160          670
Foreign cash*.......................................       362,860      156,489
Receivable for:
 Fund shares sold...................................        40,209       41,497
 Dividends and interest.............................       555,055      408,640
 Investments sold...................................            --      242,337
Prepaid expenses and other assets...................         5,047        4,321
Due from investment adviser for expense
 reimbursements/fee waivers.........................        20,947       11,956
                                                     -------------  -----------
Total assets........................................    96,866,298   38,059,585
                                                     -------------  -----------
LIABILITIES:
Payable for:
 Fund shares redeemed...............................       371,044      135,505
 Investments purchased..............................            --      345,632
 Investment advisory and management fees............        81,685       37,134
 Distribution and service maintenance fees..........        36,526       15,002
 Transfer agent fees and expenses...................        22,808        7,490
 Trustees' fees and expenses........................         1,319          940
 Other accrued expenses.............................       219,348       34,955
                                                     -------------  -----------
Total liabilities...................................       732,730      576,658
                                                     -------------  -----------
Net Assets.......................................... $  96,133,568  $37,482,927
                                                     =============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value...... $     118,421  $    59,595
Paid-in capital.....................................   220,883,102   43,243,014
                                                     -------------  -----------
                                                       221,001,523   43,302,609
Accumulated undistributed net investment income
 (loss).............................................      (366,005)    (185,039)
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options
 contracts, securities sold short, and foreign
 exchange transactions..............................  (118,648,230)  (1,845,827)
Unrealized appreciation (depreciation) on
 investments........................................    (5,855,041)  (3,776,809)
Unrealized foreign exchange gain (loss) on other
 assets and liabilities.............................         1,321      (12,007)
                                                     -------------  -----------
Net Assets.......................................... $  96,133,568  $37,482,927
                                                     =============  ===========
*Cost
 Investments (unaffiliated)......................... $ 100,682,061  $40,768,484
                                                     =============  ===========
 Foreign cash....................................... $     360,848  $   168,494
                                                     =============  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2016 -- (unaudited) (continued)

                                                      International
                                                        Dividend
                                                      Strategy Fund Japan Fund
                                                      ------------- -----------
 Class A (unlimited shares authorized):
 Net assets..........................................  $72,804,128  $30,990,668
 Shares of beneficial interest issued and outstanding    8,819,511    4,885,303
 Net asset value and redemption price per share......  $      8.25  $      6.34
 Maximum sales charge (5.75% of offering price)......  $      0.50  $      0.39
                                                       -----------  -----------
 Maximum offering price to public....................  $      8.75  $      6.73
                                                       ===========  ===========
 Class C (unlimited shares authorized):
 Net assets..........................................  $16,428,006  $ 6,492,259
 Shares of beneficial interest issued and outstanding    2,187,183    1,074,223
 Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge).............................  $      7.51  $      6.04
                                                       ===========  ===========
 Class I (unlimited shares authorized):
 Net assets..........................................  $   270,650  $        --
 Shares of beneficial interest issued and outstanding       32,412           --
 Net asset value, offering and redemption price per
  share..............................................  $      8.35  $        --
                                                       ===========  ===========
 Class W (unlimited shares authorized):
 Net assets..........................................  $ 6,630,784  $        --
 Shares of beneficial interest issued and outstanding      803,031           --
 Net asset value, offering and redemption price per
  share..............................................  $      8.26  $        --
                                                       ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the six months ended March 31, 2016 -- (unaudited)

                                                                                        International
                                                                                          Dividend
                                                                                        Strategy Fund  Japan Fund
                                                                                        ------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated).............................................................  $ 1,175,914  $   404,365
  Interest (unaffiliated)..............................................................           42           22
                                                                                         -----------  -----------
   Total investment income*............................................................    1,175,956      404,387
                                                                                         -----------  -----------
EXPENSES:
  Investment advisory and management fees..............................................      499,942      238,457
  Distribution and service maintenance fees:
   Class A.............................................................................      126,543       58,984
   Class C.............................................................................       94,827       38,829
  Service fees:
   Class I.............................................................................          343           --
   Class W.............................................................................        6,328           --
  Transfer agent fees and expenses:
   Class A.............................................................................       90,302       38,046
   Class C.............................................................................       23,109        9,201
   Class I.............................................................................          339           --
   Class W.............................................................................       10,720           --
  Registration fees:
   Class A.............................................................................       51,881        9,694
   Class C.............................................................................       18,267        4,326
   Class W.............................................................................       10,958           --
  Custodian and accounting fees........................................................       38,145       13,542
  Reports to shareholders..............................................................       33,643        3,140
  Audit and tax fees...................................................................       29,285       29,285
  Legal fees...........................................................................        8,453        2,341
  Directors' fees and expenses.........................................................        4,394        2,251
  Interest expense.....................................................................          867           27
  Other expenses.......................................................................       25,050       13,944
                                                                                         -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and expense recoupments..    1,073,396      462,067
   Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...      (69,807)     (42,852)
                                                                                         -----------  -----------
   Net expenses........................................................................    1,003,589      419,215
                                                                                         -----------  -----------
Net investment income (loss)...........................................................      172,367      (14,828)
                                                                                         -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**...............................   (3,335,564)  (1,476,869)
Net realized foreign exchange gain (loss) on other assets and liabilities..............        8,099       (1,345)
                                                                                         -----------  -----------
Net realized gain (loss) on investments and foreign currencies.........................   (3,327,465)  (1,478,214)
                                                                                         -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........    5,639,949      248,749
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......       32,360        8,134
                                                                                         -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies.......................    5,672,309      256,883
                                                                                         -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........    2,344,844   (1,221,331)
                                                                                         -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................  $ 2,517,211  $(1,236,159)
                                                                                         ===========  ===========
* Net of foreign withholding taxes on interest and dividends of........................  $    82,841  $    44,929
                                                                                         ===========  ===========
** Net of foreign withholding taxes on capital gains of................................  $     2,825  $        --
                                                                                         ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- March 31, 2016

                                                                                                 International
                                                                                                    Dividend
                                                                                                 Strategy Fund
                                                                                          ---------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended     For the Year
                                                                                            March 31,       ended
                                                                                              2016      September 30,
                                                                                           (unaudited)      2015
                                                                                          ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................................................... $    172,367  $   3,403,235
  Net realized gain (loss) on investments and foreign currencies.........................   (3,327,465)   (51,329,771)
  Net unrealized gain (loss) on investments and foreign currencies.......................    5,672,309       (864,632)
                                                                                          ------------  -------------
Net increase (decrease) in net assets resulting from operations..........................    2,517,211    (48,791,168)
                                                                                          ------------  -------------

Distributions to shareholders from:
  Net investment income (Class A)........................................................     (162,565)    (2,162,271)
  Net investment income (Class B)#.......................................................           --        (22,454)
  Net investment income (Class C)........................................................      (17,639)      (561,676)
  Net investment income (Class I)........................................................         (659)        (8,089)
  Net investment income (Class W)#.......................................................      (23,624)      (301,775)
  Net realized gain on securities (Class A)..............................................           --             --
  Net realized gain on securities (Class B)#.............................................           --             --
  Net realized gain on securities (Class C)..............................................           --             --
  Net realized gain on securities (Class I)..............................................           --             --
  Net realized gain on securities (Class W)#.............................................           --             --
                                                                                          ------------  -------------
Total distributions to shareholders......................................................     (204,487)    (3,056,265)
                                                                                          ------------  -------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).  (11,520,507)   (60,269,130)
                                                                                          ------------  -------------
Total increase (decrease) in net assets..................................................   (9,207,783)  (112,116,563)

NET ASSETS:
Beginning of period...................................................................... $105,341,351  $ 217,457,914
                                                                                          ------------  -------------
End of period+........................................................................... $ 96,133,568  $ 105,341,351
                                                                                          ============  =============
+ Includes accumulated undistributed net investment income (loss)........................ $   (366,005) $    (333,885)
                                                                                          ============  =============
# See Note 1


                                                                                                  Japan Fund
                                                                                          -------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the Year
                                                                                           March 31,       ended
                                                                                             2016      September 30,
                                                                                          (unaudited)      2015
                                                                                          -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................................................... $   (14,828)  $  (210,083)
  Net realized gain (loss) on investments and foreign currencies.........................  (1,478,214)    1,392,129
  Net unrealized gain (loss) on investments and foreign currencies.......................     256,883    (4,049,111)
                                                                                          -----------   -----------
Net increase (decrease) in net assets resulting from operations..........................  (1,236,159)   (2,867,065)
                                                                                          -----------   -----------

Distributions to shareholders from:
  Net investment income (Class A)........................................................          --      (215,951)
  Net investment income (Class B)#.......................................................          --          (932)
  Net investment income (Class C)........................................................          --        (7,704)
  Net investment income (Class I)........................................................          --            --
  Net investment income (Class W)#.......................................................          --            --
  Net realized gain on securities (Class A)..............................................  (1,096,454)   (2,474,268)
  Net realized gain on securities (Class B)#.............................................          --       (38,677)
  Net realized gain on securities (Class C)..............................................    (263,731)     (319,855)
  Net realized gain on securities (Class I)..............................................          --            --
  Net realized gain on securities (Class W)#.............................................          --            --
                                                                                          -----------   -----------
Total distributions to shareholders......................................................  (1,360,185)   (3,057,387)
                                                                                          -----------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).     495,396     5,293,840
                                                                                          -----------   -----------
Total increase (decrease) in net assets..................................................  (2,100,948)     (630,612)

NET ASSETS:
Beginning of period...................................................................... $39,583,875   $40,214,487
                                                                                          -----------   -----------
End of period+........................................................................... $37,482,927   $39,583,875
                                                                                          ===========   ===========
+ Includes accumulated undistributed net investment income (loss)........................ $  (185,039)  $  (170,211)
                                                                                          ===========   ===========
# See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                            INTERNATIONAL DIVIDEND STRATEGY FUND
                                                            ------------------------------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distri-          Net               Net
                     Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
                     Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
                   beginning   income       and     investment investment capital distri- end of   Total   period   to average
   Period Ended    of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------- ----------
                                                                          Class A
-
09/30/11            $11.84     $ 0.08     $(1.64)     $(1.56)    $(0.00)    $--   $(0.00) $10.28  (13.17)% $ 50,177    1.84%
09/30/12             10.28       0.23       0.66        0.89      (0.26)     --    (0.26)  10.91    8.77     51,309    1.90(3)
09/30/13             10.91       0.47       0.50        0.97      (0.47)     --    (0.47)  11.41    9.24     96,020    1.90(3)
09/30/14             11.41       0.40      (0.14)       0.26      (0.34)     --    (0.34)  11.33    2.20    162,284    1.90(3)
09/30/15             11.33       0.23      (3.29)      (3.06)     (0.22)     --    (0.22)   8.05  (27.24)    71,969    1.88(3)
03/31/16(5)           8.05       0.02       0.20        0.22      (0.02)     --    (0.02)   8.25    2.71     72,804    1.90(3)(4)
                                                                          Class C
-
09/30/11             10.93      (0.02)     (1.49)      (1.51)        --      --       --    9.42  (13.82)    13,190    2.55(3)
09/30/12              9.42       0.14       0.61        0.75      (0.14)     --    (0.14)  10.03    7.98     12,571    2.55(3)
09/30/13             10.03       0.36       0.47        0.83      (0.41)     --    (0.41)  10.45    8.56     24,776    2.55(3)
09/30/14             10.45       0.30      (0.13)       0.17      (0.27)     --    (0.27)  10.35    1.56     46,349    2.55(3)
09/30/15             10.35       0.16      (3.01)      (2.85)     (0.16)     --    (0.16)   7.34  (27.70)    22,445    2.55(3)
03/31/16(5)           7.34      (0.01)      0.19        0.18      (0.01)     --    (0.01)   7.51    2.41     16,428    2.55(3)(4)
                                                                          Class I
-
09/30/11             11.93       0.08      (1.65)      (1.57)     (0.00)     --    (0.00)  10.36  (13.13)     1,625    1.80(3)
09/30/12             10.36       0.24       0.66        0.90      (0.27)     --    (0.27)  10.99    8.84      1,289    1.80(3)
09/30/13             10.99       0.44       0.56        1.00      (0.48)     --    (0.48)  11.51    9.41      1,184    1.80(3)
09/30/14             11.51       0.32      (0.02)       0.30      (0.36)     --    (0.36)  11.45    2.45        426    1.77(3)
09/30/15             11.45       0.26      (3.34)      (3.08)     (0.23)     --    (0.23)   8.14  (27.13)       283    1.71
03/31/16(5)           8.14       0.02       0.21        0.23      (0.02)     --    (0.02)   8.35    2.83        271    1.78(3)(4)
                                                                          Class W
-
01/29/15*-09/30/15    9.80       0.27      (1.84)      (1.57)     (0.19)     --    (0.19)   8.04  (16.23)    10,644    1.70(3)(4)
03/31/16(5)           8.04       0.03       0.21        0.24      (0.02)     --    (0.02)   8.26    3.01      6,631    1.70(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


     0.63%          262%
     2.07(3)        248
     4.42(3)         32
     3.47(3)         80
     2.31(3)        160
     0.46(3)(4)      10


    (0.14)(3)       262%
     1.38(3)        248
     3.70(3)         32
     2.85(3)         80
     1.69(3)        160
    (0.21)(3)(4)     10


     0.59(3)        262%
     2.14(3)        248
     3.98(3)         32
     2.66(3)         80
     2.61           160
     0.58(3)(4)      10


     3.98(3)(4)     160%
     0.63(3)(4)      10

--------
*  Commencement of Operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                         09/30/11 09/30/12 09/30/13 09/30/14 09/30/15 03/31/16(4)(5)
                                         -------- -------- -------- -------- -------- --------------
International Dividend Strategy Class A.    -- %    0.25%    0.16%   (0.09)%  (0.01)%      0.12%
International Dividend Strategy Class C.  (0.00)    0.33     0.20    (0.05)   (0.02)       0.16
International Dividend Strategy Class I.  (0.09)    0.17     0.09    (0.09)      --          --
International Dividend Strategy Class W.     --       --       --       --     0.20        0.24

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                    JAPAN FUND
                                                                    ----------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- -------------
                                                                     Class A
-
09/30/11       $9.10     $ 0.00     $(1.11)     $(1.11)    $(0.26)  $   --  $(0.26) $7.73   (12.68)% $31,292     1.90%
09/30/12        7.73       0.04       0.02        0.06      (0.01)   (1.37)  (1.38)  6.41     1.38    20,714     1.90
09/30/13        6.41      (0.01)      1.86        1.85      (0.16)      --   (0.16)  8.10    29.54    25,053     1.90
09/30/14        8.10      (0.01)      0.37        0.36      (0.15)   (0.58)  (0.73)  7.73     4.81    35,178     1.90
09/30/15        7.73      (0.03)     (0.36)      (0.39)     (0.05)   (0.58)  (0.63)  6.71    (4.91)   32,241     1.90
03/31/16(5)     6.71       0.00      (0.15)      (0.15)        --    (0.22)  (0.22)  6.34    (2.57)   30,991     1.90(4)
                                                                     Class C
-
09/30/11        8.92      (0.04)     (1.11)      (1.15)     (0.23)      --   (0.23)  7.54   (13.35)      888     2.55
09/30/12        7.54      (0.02)      0.05        0.03         --    (1.37)  (1.37)  6.20     0.85       438     2.55
09/30/13        6.20      (0.03)      1.77        1.74      (0.10)      --   (0.10)  7.84    28.58     2,222     2.55
09/30/14        7.84      (0.05)      0.34        0.29      (0.12)   (0.58)  (0.70)  7.43     4.07     4,542     2.55
09/30/15        7.43      (0.07)     (0.35)      (0.42)     (0.01)   (0.58)  (0.59)  6.42    (5.52)    7,343     2.55
03/31/16(5)     6.42      (0.02)     (0.14)      (0.16)        --    (0.22)  (0.22)  6.04    (2.85)    6,492     2.55(4)



    Ratio
   of net
 investment
income (loss)
 to average   Portfolio
net assets(3) Turnover
------------- ---------


     0.04%        79%
     0.52        192
    (0.12)       162
    (0.19)       111
    (0.46)       144
     0.08(4)      78


    (0.48)        79%
    (0.23)       192
    (0.43)       162
    (0.65)       111
    (0.95)       144
    (0.73)(4)     78

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)Net of the following expense reimbursements (based on average net assets) (See Note 3):

                                         09/30/11 09/30/12 09/30/13 09/30/14 09/30/15 03/31/16(4)(5)
                                         -------- -------- -------- -------- -------- --------------
Japan Class A...........................   0.27%    0.59%    0.55%    0.29%    0.24%       0.19%
Japan Class C...........................   1.19     2.80     1.57     0.84     0.50        0.26

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SunAmerica International Dividend Strategy Fund
        PORTFOLIO PROFILE -- March 31, 2016 -- (unaudited)

Industry Allocation*

            Cellular Telecom..................................  8.0%
            Real Estate Operations & Development..............  6.6
            Food-Retail.......................................  6.3
            Electronic Components-Misc........................  5.6
            Computers.........................................  5.2
            Oil Companies-Integrated..........................  4.0
            Distribution/Wholesale............................  3.9
            Metal-Diversified.................................  3.4
            Tobacco...........................................  2.5
            Telephone-Integrated..............................  2.5
            Semiconductor Components-Integrated Circuits......  2.5
            Public Thoroughfares..............................  2.4
            Steel-Producers...................................  2.3
            Finance-Other Services............................  2.3
            Cosmetics & Toiletries............................  2.2
            Oil-Field Services................................  2.2
            Machinery-Electrical..............................  2.2
            Aerospace/Defense.................................  2.2
            Explosives........................................  2.1
            Power Converter/Supply Equipment..................  2.1
            Transport-Services................................  2.1
            Computers-Periphery Equipment.....................  2.0
            Coal..............................................  1.9
            Machinery-General Industrial......................  1.9
            Telecom Services..................................  1.9
            Oil Companies-Exploration & Production............  1.9
            Retail-Consumer Electronics.......................  1.9
            Electronic Components-Semiconductors..............  1.8
            Multimedia........................................  1.7
            Gambling (Non-Hotel)..............................  1.7
            Metal-Copper......................................  1.7
            Auto-Cars/Light Trucks............................  1.6
            Investment Management/Advisor Services............  1.6
            Electric-Generation...............................  1.6
            Building & Construction Products-Misc.............  1.5
            Retail-Apparel/Shoe...............................  1.3
            Repurchase Agreements.............................  1.1
                                                               ----
                                                               99.7%
                                                               ====

Country Allocation*

                 Taiwan.................................. 15.4%
                 Australia............................... 12.3
                 China................................... 10.6
                 France.................................. 10.2
                 United Kingdom..........................  7.7
                 Cayman Islands..........................  5.6
                 South Africa............................  5.4
                 Brazil..................................  4.9
                 Turkey..................................  4.6
                 Russia..................................  3.8
                 Bermuda.................................  3.7
                 Japan...................................  2.5
                 Switzerland.............................  2.2
                 Norway..................................  2.1
                 Germany.................................  2.1
                 Finland.................................  1.9
                 Sweden..................................  1.9
                 Hong Kong...............................  1.7
                 United States...........................  1.1
                                                          ----
                                                          99.7%
                                                          ====

--------
*Calculated as a percentage of net assets

        SunAmerica International Dividend Strategy Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2016 -- (unaudited)



                                                                 Value
                  Security Description                Shares    (Note 2)
      COMMON STOCKS -- 98.6%
      Australia -- 12.3%
        ASX, Ltd...................................     69,507 $ 2,207,416
        Orica, Ltd.................................    174,538   2,056,385
        Rio Tinto, Ltd.............................     52,501   1,718,044
        Wesfarmers, Ltd............................     68,657   2,181,474
        Woodside Petroleum, Ltd....................     90,647   1,803,843
        Woolworths, Ltd............................    108,434   1,836,954
                                                               -----------
                                                                11,804,116
                                                               -----------
      Bermuda -- 3.7%
        GOME Electrical Appliances Holding, Ltd.... 12,457,454   1,782,538
        Li & Fung, Ltd.............................  2,950,000   1,749,309
        Peace Mark Holdings, Ltd.+(1)(2)...........    800,000           0
                                                               -----------
                                                                 3,531,847
                                                               -----------
      Brazil -- 4.9%
        CCR SA+....................................    607,000   2,368,476
        Telefonica Brasil SA (Preference Shares)...    188,338   2,369,644
                                                               -----------
                                                                 4,738,120
                                                               -----------
      Cayman Islands -- 5.6%
        Belle International Holdings, Ltd..........  2,247,000   1,300,577
        Country Garden Holdings Co., Ltd...........  5,601,000   2,209,396
        Shimao Property Holdings, Ltd..............  1,296,778   1,912,398
                                                               -----------
                                                                 5,422,371
                                                               -----------
      China -- 10.6%
        China National Building Material Co., Ltd..  3,100,759   1,438,988
        China Shenhua Energy Co., Ltd., Class H....  1,179,000   1,857,255
        China Vanke Co., Ltd.......................    902,300   2,212,321
        Great Wall Motor Co., Ltd..................  1,911,275   1,552,210
        Huaneng Power International, Inc...........  1,674,000   1,493,304
        Jiangxi Copper Co., Ltd....................  1,385,000   1,665,781
                                                               -----------
                                                                10,219,859
                                                               -----------
      Finland -- 1.9%
        Metso Oyj..................................     76,943   1,835,995
                                                               -----------
      France -- 10.2%
        Casino Guichard Perrachon SA...............     34,922   2,001,987
        Rexel SA...................................    139,553   1,993,700
        Schneider Electric SE......................     32,338   2,043,728
        Technip SA.................................     38,387   2,127,680
        Vivendi SA.................................     79,678   1,675,500
                                                               -----------
                                                                 9,842,595
                                                               -----------
      Germany -- 2.1%
        Deutsche Post AG...........................     72,190   2,005,981
                                                               -----------
      Hong Kong -- 1.7%
        Lenovo Group, Ltd..........................  2,084,000   1,628,010
                                                               -----------
      Japan -- 2.5%
        Japan Tobacco, Inc.........................     57,900   2,412,822
                                                               -----------
      Norway -- 2.1%
        Statoil ASA................................    130,232   2,050,736
                                                               -----------
      Russia -- 3.8%
        MMC Norilsk Nickel PJSC ADR................    115,216   1,493,199
        Mobile TeleSystems PJSC ADR................    264,579   2,140,444
                                                               -----------
                                                                 3,633,643
                                                               -----------

                                                     Shares/
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     South Africa -- 5.4%
       MTN Group, Ltd.............................    142,978  $ 1,309,330
       Sasol, Ltd.................................     62,347    1,864,614
       Vodacom Group, Ltd.........................    184,660    2,007,855
                                                               -----------
                                                                 5,181,799
                                                               -----------
     Sweden -- 1.9%
       Tele2 AB, Class B..........................    197,922    1,835,805
                                                               -----------
     Switzerland -- 2.2%
       ABB, Ltd...................................    106,687    2,079,262
                                                               -----------
     Taiwan -- 15.4%
       Asustek Computer, Inc......................    216,000    1,939,597
       AU Optronics Corp..........................  5,722,469    1,719,372
       Foxconn Technology Co., Ltd................    654,614    1,468,529
       Hon Hai Precision Industry Co., Ltd........    733,000    1,931,345
       Innolux Corp...............................  5,567,000    1,945,959
       MediaTek, Inc..............................    226,342    1,737,089
       Pegatron Corp..............................    720,000    1,680,090
       Siliconware Precision Industries Co., Ltd..  1,454,000    2,349,242
                                                               -----------
                                                                14,771,223
                                                               -----------
     Turkey -- 4.6%
       Eregli Demir ve Celik Fabrikalari TAS......  1,482,043    2,230,060
       Turkcell Iletisim Hizmetleri AS............    523,385    2,201,047
                                                               -----------
                                                                 4,431,107
                                                               -----------
     United Kingdom -- 7.7%
       Aberdeen Asset Management PLC..............    376,644    1,500,608
       BAE Systems PLC............................    283,252    2,070,716
       Unilever PLC...............................     47,681    2,158,889
       William Hill PLC...........................    355,904    1,671,516
                                                               -----------
                                                                 7,401,729
                                                               -----------
     Total Long-Term Investment Securities
        (cost $100,682,061).......................              94,827,020
                                                               -----------
     REPURCHASE AGREEMENTS -- 1.1%
       State Street Bank and Trust Co. Joint
        Repurchase Agreement(3)
        (cost $1,053,000)......................... $1,053,000    1,053,000
                                                               -----------
     TOTAL INVESTMENTS --
        (cost $101,735,061)(4)....................       99.7%  95,880,020
     Other assets less liabilities................        0.3      253,548
                                                   ----------  -----------
     NET ASSETS --                                      100.0% $96,133,568
                                                   ==========  ===========

--------
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2) Illiquid security. At March 31, 2016 the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)  See Note 2 for details of Joint Repurchase Agreements.
(4)  See Note 5 for cost of investments on a tax basis.
ADR --American Depositary Receipt

        SunAmerica International Dividend Strategy Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2016 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Funds's net assets as of March 31, 2016 (see Note 2):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                           --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Bermuda..................      $ 3,531,847         $       --              $ 0           $ 3,531,847
  Other Countries..........       91,295,173                 --               --            91,295,173
Repurchase Agreements......               --          1,053,000               --             1,053,000
                                 -----------         ----------              ---           -----------
Total Investments at Value.      $94,827,020         $1,053,000              $ 0           $95,880,020
                                 ===========         ==========              ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $84,619,262 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Japan Fund
        PORTFOLIO PROFILE -- March 31, 2016 -- (unaudited)

Industry Allocation*

            Auto/Truck Parts & Equipment-Original.............  9.8%
            Telephone-Integrated..............................  9.2
            Computers-Integrated Systems......................  5.2
            Auto-Heavy Duty Trucks............................  5.1
            Electronic Components-Misc........................  4.4
            Television........................................  4.3
            Diversified Banking Institutions..................  3.9
            Rubber-Tires......................................  3.8
            Insurance-Life/Health.............................  3.6
            Chemicals-Specialty...............................  3.6
            Machinery-Electrical..............................  3.4
            Toys..............................................  3.0
            Electronic Components-Semiconductors..............  3.0
            Transport-Rail....................................  2.9
            Insurance-Property/Casualty.......................  2.6
            Human Resources...................................  2.4
            Medical Instruments...............................  2.1
            Real Estate Operations & Development..............  2.0
            Audio/Video Products..............................  1.9
            Electronic Connectors.............................  1.9
            Non-Ferrous Metals................................  1.8
            Chemicals-Diversified.............................  1.8
            E-Services/Consulting.............................  1.8
            Food-Retail.......................................  1.7
            Computer Services.................................  1.6
            Medical-Drugs.....................................  1.5
            Auto-Cars/Light Trucks............................  1.5
            Photo Equipment & Supplies........................  1.3
            Retail-Convenience Store..........................  1.2
            Computers-Memory Devices..........................  1.1
            Internet Content-Information/News.................  1.1
            Oil Companies-Exploration & Production............  1.0
            E-Commerce/Products...............................  1.0
            Repurchase Agreements.............................  0.5
            Metal Products-Fasteners..........................  0.5
            Metal Products-Distribution.......................  0.5
            Machinery-Farming.................................  0.5
            Retail-Automobile.................................  0.5
            Consulting Services...............................  0.2
                                                               ----
                                                               99.2%
                                                               ====

Country Allocation*

                 Japan................................... 98.7%
                 United States...........................  0.5
                                                          ----
                                                          99.2%
                                                          ====

--------
*Calculated as a percentage of net assets

                                                                Value
                   Security Description               Shares   (Note 2)
       COMMON STOCKS -- 98.7%
       Audio/Video Products -- 1.9%
         Panasonic Corp..............................  43,210 $  396,797
         Sony Corp...................................  13,020    334,683
                                                              ----------
                                                                 731,480
                                                              ----------
       Auto-Cars/Light Trucks -- 1.5%
         Suzuki Motor Corp...........................  20,500    548,452
                                                              ----------
       Auto-Heavy Duty Trucks -- 5.1%
         Hino Motors, Ltd............................  88,480    956,774
         Isuzu Motors, Ltd...........................  93,180    962,061
                                                              ----------
                                                               1,918,835
                                                              ----------
       Auto/Truck Parts & Equipment-Original -- 9.8%
         Exedy Corp..................................  11,640    257,322
         NGK Spark Plug Co., Ltd.....................  58,290  1,115,613
         Sumitomo Electric Industries, Ltd...........  61,700    750,520
         Toyota Industries Corp......................  23,660  1,063,749
         TS Tech Co., Ltd............................  20,000    468,079
                                                              ----------
                                                               3,655,283
                                                              ----------
       Chemicals-Diversified -- 1.8%
         Mitsubishi Gas Chemical Co., Inc............ 126,000    678,449
                                                              ----------
       Chemicals-Specialty -- 3.6%
         Shin-Etsu Chemical Co., Ltd.................  25,730  1,331,481
                                                              ----------
       Computer Services -- 1.6%
         SCSK Corp...................................  15,140    591,905
                                                              ----------
       Computers-Integrated Systems -- 5.2%
         Fujitsu, Ltd................................ 528,395  1,955,923
                                                              ----------
       Computers-Memory Devices -- 1.1%
         TDK Corp....................................   7,490    415,945
                                                              ----------
       Consulting Services -- 0.2%
         FreakOut, Inc.+.............................   1,900     69,723
                                                              ----------
       Diversified Banking Institutions -- 3.9%
         Mitsubishi UFJ Financial Group, Inc......... 311,870  1,445,113
                                                              ----------
       E-Commerce/Products -- 1.0%
         Rakuten, Inc................................  38,260    369,019
                                                              ----------
       E-Services/Consulting -- 1.8%
         Digital Garage, Inc.........................  36,200    659,702
                                                              ----------
       Electronic Components-Misc. -- 4.4%
         Hitachi High-Technologies Corp..............  28,580    804,999
         Hoya Corp...................................  12,410    472,053
         Kyocera Corp................................   8,400    369,975
                                                              ----------
                                                               1,647,027
                                                              ----------
       Electronic Components-Semiconductors -- 3.0%
         Rohm Co., Ltd...............................  13,190    555,516
         Sumco Corp..................................  88,310    555,542
                                                              ----------
                                                               1,111,058
                                                              ----------
       Electronic Connectors -- 1.9%
         Japan Aviation Electronics Industry, Ltd....  59,370    695,274
                                                              ----------
       Food-Retail -- 1.7%
         Seven & i Holdings Co., Ltd.................  14,580    620,795
                                                              ----------

                                                                 Value
                    Security Description               Shares   (Note 2)
       Human Resources -- 2.4%
         Recruit Holdings Co., Ltd....................  30,080 $  918,075
                                                               ----------
       Insurance-Life/Health -- 3.6%
         Sony Financial Holdings, Inc.................  68,205    871,463
         T&D Holdings, Inc............................  52,320    487,892
                                                               ----------
                                                                1,359,355
                                                               ----------
       Insurance-Property/Casualty -- 2.6%
         Tokio Marine Holdings, Inc...................  29,170    984,904
                                                               ----------
       Internet Content-Information/News -- 1.1%
         Mixi, Inc....................................  10,800    401,120
                                                               ----------
       Machinery-Electrical -- 3.4%
         Hitachi, Ltd................................. 125,070    585,205
         Mitsubishi Electric Corp.....................  66,010    691,801
                                                               ----------
                                                                1,277,006
                                                               ----------
       Machinery-Farming -- 0.5%
         Kubota Corp..................................  13,600    185,672
                                                               ----------
       Medical Instruments -- 2.1%
         Olympus Corp.................................  20,430    794,182
                                                               ----------
       Medical-Drugs -- 1.5%
         Takeda Pharmaceutical Co., Ltd...............  12,400    565,875
                                                               ----------
       Metal Products-Distribution -- 0.5%
         MISUMI Group, Inc............................  13,850    198,253
                                                               ----------
       Metal Products-Fasteners -- 0.5%
         Tsubaki Nakashima Co., Ltd...................  14,600    200,297
                                                               ----------
       Miscellaneous Manufacturing -- 0.0%
         Peace Mark Holdings, Ltd.+(1)(2).............   8,000          0
                                                               ----------
       Non-Ferrous Metals -- 1.8%
         Mitsubishi Materials Corp.................... 240,945    680,799
                                                               ----------
       Oil Companies-Exploration & Production -- 1.0%
         Inpex Corp...................................  51,880    393,439
                                                               ----------
       Photo Equipment & Supplies -- 1.3%
         FUJIFILM Holdings Corp.......................  12,100    478,538
                                                               ----------
       Real Estate Operations & Development -- 2.0%
         Leopalace21 Corp.+........................... 126,210    762,564
                                                               ----------
       Retail-Automobile -- 0.5%
         USS Co., Ltd.................................  11,600    185,320
                                                               ----------
       Retail-Convenience Store -- 1.2%
         FamilyMart Co., Ltd..........................   8,970    466,253
                                                               ----------
       Rubber-Tires -- 3.8%
         Toyo Tire & Rubber Co, Ltd...................  95,280  1,422,279
                                                               ----------
       Telephone-Integrated -- 9.2%
         Nippon Telegraph & Telephone Corp............  43,240  1,862,611
         SoftBank Group Corp..........................  33,230  1,584,363
                                                               ----------
                                                                3,446,974
                                                               ----------
       Television -- 4.3%
         Nippon Television Holdings, Inc..............  98,460  1,624,597
                                                               ----------
       Toys -- 3.0%
         Bandai Namco Holdings, Inc...................  25,590    557,980

16

        SunAmerica Japan Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2016 -- (unaudited)

        SunAmerica Japan Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2016 -- (unaudited) (continued)


                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 2)
   COMMON STOCKS (continued)
   Toys (continued)
     Nintendo Co., Ltd.................................    3,900  $   554,445
                                                                  -----------
                                                                    1,112,425
                                                                  -----------
   Transport-Rail -- 2.9%
     East Japan Railway Co.............................   12,610    1,088,284
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $40,768,484)...............................            36,991,675
                                                                  -----------
   REPURCHASE AGREEMENTS -- 0.5%
     Agreement with State Street Bank & Trust bearing
      interest at 0.01%, dated 03/31/2016, to be
      repurchased 04/01/2016 in the amount of
      $202,000 collateralized by $200,000 of U.S.
      Treasury Notes, bearing interest at 2.13% due
      09/30/2021 and having an approximate value
      of $207,813 (cost $202,000)...................... $202,000      202,000
                                                                  -----------
   TOTAL INVESTMENTS --
      (cost $40,970,484)(3)............................     99.2%  37,193,675
   Other assets less liabilities.......................      0.8      289,252
                                                        --------  -----------
   NET ASSETS --                                           100.0% $37,482,927
                                                        ========  ===========

--------
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)Illiquid security. At March 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2016 (see Note 2):

                               Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                   Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                              --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Miscellaneous Manufacturing.      $        --          $     --               $ 0           $         0
  Other Industries............       36,991,675                --                --            36,991,675
Repurchase Agreements.........               --           202,000                --               202,000
                                    -----------          --------               ---           -----------
Total Investments at Value....      $36,991,675          $202,000               $ 0           $37,193,675
                                    ===========          ========               ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $24,807,557 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 18, 1986. It currently consists of two different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management, LLC. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica International Dividend Strategy Fund ("International Dividend Strategy Fund"), or SunAmerica Japan Fund ("Japan Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   International Dividend Strategy Fund seeks total return by employing a "buy and hold" strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

   Japan Fund seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan ("Japanese companies"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in Japanese companies.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class I shares are closed to new purchases, however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Class W shares of International Dividend Strategy Fund commenced operations effective January 29, 2015. The International Dividend Strategy Fund and the Japan Fund stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of International Dividend Strategy Fund and Japan Fund converted to Class A shares.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except Class C shares are subject to higher distribution fee rates. Class I and Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class I and Class W shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)

   (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The Summary of the Funds' assets and liabilities classified in the fair value hierarchy as of March 31, 2016, is reported on a schedule following the portfolio of investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)


   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy,

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)

   insolvency or other events. As of March 31, 2016, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund's holdings in repurchase agreements.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   As of March 31, 2016, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                         Percentage Principal
                                         Ownership   Amount
                                         ---------- ----------
International Dividend Strategy Fund....    0.23%   $1,053,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank & Trust Co., dated March 31, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $463,848,000, a repurchase price of $463,848,129, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

                                         Interest                Principal
Type of Collateral                         Rate   Maturity Date   Amount        Value
------------------                       -------- ------------- ------------ ------------
U.S. Treasury Notes.....................   3.38%   11/15/2019   $466,710,000 $473,127,263

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)


   Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. The Japan Fund pays annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 - 2014 or expected to be taken in each Fund's 2015 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                         Management
                                            Fees
                                         ----------
International Dividend Strategy Fund....    1.00%
Japan Fund..............................    1.15

   For the six months ended March 31, 2016, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The Japan Fund is subadvised by Wellington Management Company LLP ("Wellington Management") pursuant to a subadvisory agreement with SunAmerica. Wellington Management receives an annual fee of 0.45% of average daily net assets of the Japan Fund, which is paid by SunAmerica.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Class's average daily net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

                                                Fund Percentage
-                                               ---------------
International Dividend Strategy Fund Class A...      1.90%
International Dividend Strategy Fund Class C...      2.55
International Dividend Strategy Fund Class I ..      1.80
International Dividend Strategy Fund Class W...      1.70
Japan Fund Class A.............................      1.90
Japan Fund Class C.............................      2.55

   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the six months ended March 31, 2016, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

                                         Other Expense
                                          Reimbursed
                                         -------------
Japan Fund..............................      $--

                                                             Amount
                                                             -------
International Dividend Strategy Fund Class A................ $44,529
International Dividend Strategy Fund Class C................  15,298
International Dividend Strategy Fund Class I................      --
International Dividend Strategy Fund Class W................   9,980
Japan Fund Class A..........................................  32,858
Japan Fund Class C..........................................   9,994

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)


   For the six months ended March 31, 2016, SunAmerica did not recoup any prior waivers and/or reimbursements from the Funds.

   At March 31, 2016, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment and expires during the time periods indicated are as follows:

                                                      Other Expenses Reimbursed
                                         ----------------------------------------------------
                                         September 30, 2016 September 30, 2017 March 31, 2018
                                         ------------------ ------------------ --------------
Japan Fund..............................      $10,713             $9,052            $--

                                                                      Class Specific Expenses Reimbursed
                                                             ----------------------------------------------------
                                                             September 30, 2016 September 30, 2017 March 31, 2018
                                                             ------------------ ------------------ --------------
International Dividend Strategy Fund Class A................      $    --            $    --          $44,529
International Dividend Strategy Fund Class C................        1,721             12,717           15,298
International Dividend Strategy Fund Class I................           --                 --               --
International Dividend Strategy Fund Class W................           --             14,010            9,980
Japan Fund Class A..........................................       37,640             73,638           32,858
Japan Fund Class C..........................................       14,746             24,456            9,994

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10% and 0.75%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2016, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, ACS is paid a fee of 0.25% and 0.15% of average daily net assets of Class I and Class W shares, respectively, in connection with providing administrative and shareholder services to Class I and Class W shareholders. For the six months ended March 31, 2016, ACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the six months ended March 31, 2016, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                               Class A                          Class C
                                         --------------------------------------------------- -------------
                                                                                Contingent    Contingent
                                          Sales    Affiliated   Non-affiliated   Deferred      Deferred
                                         Charges Broker-dealers Broker-dealers Sales Charges Sales Charges
                                         ------- -------------- -------------- ------------- -------------
International Dividend Strategy Fund.... $33,005    $13,012        $15,432        $4,044        $ 3,856
Japan Fund..............................  36,543      4,212         26,774            17         10,961

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)


   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. For the six months ended March 31, 2016, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                     Expense                Payable at March 31, 2016
                                         ------------------------------- -------------------------------
                                         Class A Class C Class I Class W Class A Class C Class I Class W
                                         ------- ------- ------- ------- ------- ------- ------- -------
International Dividend Strategy Fund.... $79,541 $20,862  $302   $9,282  $13,552 $3,088    $50   $1,281
Japan Fund..............................  37,076   8,542    --       --    5,851  1,252     --       --

   At March 31, 2016, the following affiliates owned a percentage of the outstanding shares of the following funds: Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 14% and 7%, respectively, of the International Dividend Strategy Fund and Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 33% and 7%, respectively, of the Japan Fund.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2016 were as follows:

                                                               International
                                                             Dividend Strategy
                                                                   Fund        Japan Fund
                                                             ----------------- -----------
Purchases (excluding U.S. government securities)............    $ 9,976,152    $31,377,263
Sales (excluding U.S. government securities)................     20,475,536     31,301,857
Purchase of U.S. government securities......................             --             --
Sales and maturities of U.S. government securities..........             --             --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies and derivative transactions.

                                                      For the year ended September 30, 2015
                                         ----------------------------------------------------------------
                                                 Distributable Earnings             Tax Distributions
                                         --------------------------------------  ------------------------
                                                    Long-term      Unrealized
                                         Ordinary Gains/Capital   Appreciation    Ordinary    Long-Term
                                          Income  Loss Carryover (Depreciation)*   Income   Capital Gains
                                         -------- -------------- --------------- ---------- -------------
International Dividend Strategy Fund.... $     --  $(78,248,204)  $(12,244,533)  $3,056,264   $     --
Japan Fund..............................  605,141       632,720     (4,435,143)   2,692,687    364,700

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)


   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of March 31, 2016, which are available to offset future capital gains, if any:

                                             Capital Loss Carryforward+            Unlimited+
                                         ----------------------------------- ----------------------
                                            2016        2017        2018         ST          LT
                                         ----------- ----------- ----------- ----------- ----------
International Dividend Strategy Fund*... $25,210,425 $16,578,456 $19,381,525 $11,958,054 $5,119,744
Japan Fund..............................          --          --          --          --         --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of September 30, 2015, based on current tax law, the International Dividend Strategy Fund has $0 of capital losses that will not be available for use.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2016:

                                                             International
                                                               Dividend
                                                             Strategy Fund  Japan Fund
                                                             ------------- -----------
Cost (tax basis)............................................ $102,453,564  $41,359,953
                                                             ============  ===========
Appreciation................................................    4,249,223      807,545
Depreciation................................................  (10,822,767)  (4,973,823)
                                                             ------------  -----------
Net unrealized appreciation (depreciation).................. $ (6,573,544) $(4,166,278)
                                                             ============  ===========

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                        International Dividend Strategy Fund
                     -------------------------------------------------------------------------
                                           Class A                              Class B
                     --------------------------------------------------  ---------------------
                              For the
                         six months ended               For the                 For the
                          March 31, 2016              year ended              period ended
                            (unaudited)           September 30, 2015       January 27, 2015+
                     ------------------------  ------------------------  ---------------------
                       Shares       Amount       Shares       Amount      Shares      Amount
                     ----------  ------------  ----------  ------------  --------  -----------
Shares sold(1)......  1,358,717  $ 11,071,863   3,815,299  $ 38,450,295    75,544  $   739,541
Reinvested dividends     19,413       153,554     208,390     1,922,494     2,001       17,288
Shares redeemed(1).. (1,503,985)  (12,097,527) (9,399,622)  (94,027,602) (887,831)  (8,119,762)
                     ----------  ------------  ----------  ------------  --------  -----------
Net increase
 (decrease).........   (125,855) $   (872,110) (5,375,933) $(53,654,813) (810,286) $(7,362,933)
                     ==========  ============  ==========  ============  ========  ===========

                                                 International Dividend Strategy Fund
                     -------------------------------------------------------------------------------------------
                                           Class C                                       Class I
                     --------------------------------------------------  ---------------------------------------
                              For the                                           For the
                         six months ended               For the             six months ended         For the
                          March 30, 2016              year ended             March 31, 2016        year ended
                            (unaudited)           September 30, 2015          (unaudited)       September 30, 2015
                     ------------------------  ------------------------  ---------------------  ----------------
                       Shares       Amount       Shares       Amount      Shares      Amount    Shares    Amount
                     ----------  ------------  ----------  ------------  --------  -----------  ------   --------
Shares sold.........    204,310  $  1,515,133     759,519  $  6,998,554        --  $        --      --   $     --
Reinvested dividends      1,810        13,051      47,193       397,757        82          659     868      8,089
Shares redeemed..... (1,078,905)   (7,929,726) (2,224,195)  (20,040,819)   (2,460)     (18,780) (3,310)   (33,283)
                     ----------  ------------  ----------  ------------  --------  -----------  ------   --------
Net increase
 (decrease).........   (872,785) $ (6,401,542) (1,417,483) $(12,644,508)   (2,378) $   (18,121) (2,442)  $(25,194)
                     ==========  ============  ==========  ============  ========  ===========  ======   ========

--------
+  See Note 1
(1)For the year ended September 30, 2015, includes automatic conversion of 406,607 shares of Class B shares in the amount of $3,699,759 to 371,580 shares of Class A shares in the amount of $3,699,759.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)


                           International Dividend Strategy Fund
                     -----------------------------------------------
                                         Class W
                     -----------------------------------------------
                            For the                  For the
                        six months ended    period January 29, 2015*
                         March 31, 2016              through
                          (unaudited)          September 30, 2015
                     ---------------------  ------------------------
                      Shares      Amount      Shares       Amount
                     --------  -----------  ----------  ------------
Shares sold.........   73,968  $   589,752   2,449,993  $ 24,413,106
Reinvested dividends    1,133        8,965      13,417       124,765
Shares redeemed..... (595,276)  (4,827,451) (1,140,204)  (11,119,553)
                     --------  -----------  ----------  ------------
Net increase
 (decrease)......... (520,175) $(4,228,734)  1,323,206  $ 13,418,318
                     ========  ===========  ==========  ============

                                                            Japan Fund
                               -------------------------------------------------------------------
                                                   Class A                            Class B
                               -----------------------------------------------  ------------------
                                      For the
                                  six months ended             For the                For the
                                   March 31, 2016            year ended            period ended
                                    (unaudited)          September 30, 2015      January 27, 2015+
                               ---------------------  ------------------------  ------------------
                                Shares      Amount      Shares       Amount      Shares    Amount
                               --------  -----------  ----------  ------------  -------  ---------
Shares sold(1)................  575,874  $ 4,134,300   1,683,479  $ 12,676,567    1,981  $  13,696
Reinvested dividends..........  123,097      864,144     343,801     2,275,963    6,208     39,607
Shares redeemed(1)............ (619,869)  (4,202,549) (1,774,614)  (12,993,637) (74,653)  (498,060)
                               --------  -----------  ----------  ------------  -------  ---------
Net increase (decrease).......   79,102  $   795,895     252,666  $  1,958,893  (66,464) $(444,757)
                               ========  ===========  ==========  ============  =======  =========

                                                  Japan Fund
                               -----------------------------------------------
                                                   Class C
                               -----------------------------------------------
                                      For the
                                  six months ended             For the
                                   March 31, 2016            year ended
                                    (unaudited)          September 30, 2015
                               ---------------------  ------------------------
                                Shares      Amount      Shares       Amount
                               --------  -----------  ----------  ------------
Shares sold...................  250,320  $ 1,678,294     773,451  $  5,476,838
Reinvested dividends..........   31,106      208,408      28,554       181,886
Shares redeemed............... (350,697)  (2,187,201)   (269,844)   (1,879,020)
                               --------  -----------  ----------  ------------
Net increase (decrease).......  (69,271) $  (300,499)    532,161  $  3,779,704
                               ========  ===========  ==========  ============

--------
+  See Note 1
*  Commencement of operations
(1)For the year ended September 30, 2015, includes automatic conversion of 36,409 shares of Class B shares in the amount of $242,562 to 35,052 shares of Class A shares in the amount of $242,562.

Note 7. Line of Credit

   The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2016 -- (unaudited)
        (continued)

   under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended March 31, 2016, the following Funds had borrowings:

                                            Days     Interest Average Debt Weighted Average
                                         Outstanding Charges    Utilized       Interest
                                         ----------- -------- ------------ ----------------
International Dividend Strategy Fund....      9        $195     $493,474         1.60%
Japan Fund..............................      1          27      569,381         1.68

   At March 31, 2016, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the six months ended March 31, 2016, the Funds did not participate in this program.

Note 9. Investment Concentration

   The Funds invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the Japan Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political and economic conditions of that country. These risks are primary risks of the Japan Fund.

[LOGO]

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Trustees                   Shareholder Servicing      This report is submitted
 Richard W. Grant          Agent                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 William J. Shea            3200 Plaza 5              other than shareholders
Officers                    Jersey City, NJ           of the Funds is
 John T. Genoy, President     07311-4992              authorized only in
   and Chief Executive     Custodian and Transfer     con-nection with a
   Officer                 Agent                      currently effective
 Kara Murphy, Vice          State Street Bank and     pro-spectus, setting
   President                  Trust Company           forth details of the
 James Nichols, Vice        P.O. Box 5607             Funds, which must precede
   President                Boston, MA 02110          or accom-pany this report.
 Katherine Stoner, Vice    VOTING PROXIES ON TRUST    DELIVERY OF SHAREHOLDER
   President and Chief     PORTFOLIO SECURITIES       DOCUMENTS
   Compliance Officer      A description of the       The Funds have adopted a
 Gregory N. Bressler,      policies and procedures    policy that allows them
   Secretary               that the Trust uses to     to send only one copy of
 Gregory R. Kingston,      determine how to vote      a Fund's prospectus,
   Treasurer               proxies relating to        proxy material, annual
 Shawn Parry, Vice         securities held in a       report and semi-annual
   President and           Fund's portfolio which is  report (the "shareholder
   Assistant Treasurer     available in the Trust's   documents") to
 Donna McManus, Vice       Statement of Additional    shareholders with
   President and           Information, may be        multiple accounts
   Assistant Treasurer     obtained without charge    residing at the same
 Kathleen Fuentes, Chief   upon request, by calling   "household." This
   Legal Officer and       (800) 858-8850. This       practice is called
   Assistant Secretary     in-formation is also       householding and reduces
 Matthew Hackethal,        available from the EDGAR   Fund expenses, which
   Anti-Money Laundering   database on the U.S.       benefits you and other
   Compliance Officer      Securities and Ex-change   shareholders. Unless the
 Chris Okeke, Assistant    Commission's website at    Funds receive
   Treasurer               http://www.sec.gov.        instructions to the
Investment Adviser         PROXY VOTING RECORD ON     con-trary, you will only
 SunAmerica Asset          SUNAMERICA EQUITY FUNDS    receive one copy of the
   Management, LLC         Information regarding how  shareholder documents.
 Harborside Financial      SunAmerica Equity Funds    The Funds will continue
   Center                  voted proxies relating to  to household the
 3200 Plaza 5              securities held in         share-holder documents
 Jersey City, NJ           SunAmerica Equity Funds    indefinitely, until we
   07311-4992              during the most recent     are instructed otherwise.
Distributor                twelve month period ended  If you do not wish to
 AIG Capital Services,     June 30 is available,      participate in
   Inc.                    once filed with the U.S.   householding, please
 Harborside Financial      Securities and Exchange    contact Shareholder
   Center                  Commission, without        Services at (800)
 3200 Plaza 5              charge, upon request, by   858-8850 ext. 6010 or
 Jersey City, NJ           calling (800) 858-8850 or  send a written request
   07311-4992              on the U.S. Securities     with your name, the name
                           and Exchange Commission's  of your fund(s) and your
                           website at                 account number(s) to
                           http://www.sec.gov.        SunAmerica Mutual Funds
                           DISCLOSURE OF QUARTERLY    c/o BFDS, P.O. Box
                           PORTFOLIO HOLDINGS         219186, Kansas City MO,
                           The Trust is required to   64121-9186. We will
                           file its complete          resume individual
                           schedule of portfolio      mailings for your account
                           holdings with the U.S.     within thirty (30) days
                           Securities and Exchange    of receipt of your
                           Commission for its first   request.
                           and third fiscal quarters  This report is submitted
                           on Form N-Q. The Trust's   solely for the general
                           Forms N-Q are available    information of
                           on the U.S. Securities     shareholders of the
                           and Exchange Commission's  Funds. Distribution of
                           website at                 this report to persons
                           http://www.sec.gov. You    other than shareholders
                           can also review and        of the Funds is
                           obtain copies of the       authorized only in
                           Forms N-Q at the U.S.      con-nection with a
                           Securities and Exchange    currently effective
                           Com-mission's Public       pro-spectus, setting
                           Reference Room in          forth details of the
                           Wash-ington, DC            Funds, which must precede
                           (information on the        or accom-pany this report.
                           operation of Public        The accompanying report
                           Reference Room may be      has not been audited by
                           obtained by calling        independent accountants
                           1-800-SEC-0330).           and accordingly no
                                                      opinion has been
                                                      expressed thereon.

                                    [GRAPHIC]



GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

FUNDS DISTRIBUTED BY AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

EQSAN - 3/16

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 08, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 08, 2016

By: /s/ Gregory R. Kingston
    -------------------
    Gregory R. Kingston
    Treasurer

Date: June 08, 2016